Schedule of Net Unrealized Gain/(Loss) on Available-for-sale (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 5	$ 21,335
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 6	(27,879)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 7	(11,482)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 8	(1,843)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 9	0
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 10	1,334
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 11	(20,427)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 12	(3,279)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 13	21,335
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 14	(26,545)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 15	8,945
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 16	$ 1,436